Note 4 - Investment and Equity Securities (Details Textual) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Equity Securities, FV-NI		$ 710,000	$ 616,000
Equity Securities, FV-NI, Unrealized Gain (Loss), Total	[1]	94,000	(9,000)
Equity Securities, FV-NI, Realized Gain (Loss), Total		0	0
Security Owned and Pledged as Collateral, Fair Value, Total		55,600,000	63,500,000
Proceeds from Sale of Debt Securities, Available-for-sale		12,324,000	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax, Total		$ 41,000	0
Available-for-sale Securities, Percentage of Portfolio		96.10%
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held, Ending Balance		$ 0
Accounting Standards Update 2016-01 [Member]
Reclassification of Investment Securities Available for Sale to Equity Securities			$ 625,000

[1]	Not within scope of ASC 606